Financial risk management - Non-derivative financial liabilities, maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Less than 1 year
Financial risk management
Trade and other payables	$ 196,200	$ 155,693
Bank borrowings	88,109	648,753
Lease financing arrangement	24,017	14,945
Trust receipts	39,792	73,766
Lease liabilities	70,040	177,277
Non-derivative financial liabilities	418,158	1,070,434
Between 1 and 2 years
Financial risk management
Bank borrowings	73,061	57,964
Lease financing arrangement	23,157	13,729
Lease liabilities	44,642	35,497
Non-derivative financial liabilities	140,860	107,190
Between 2 and 5 years
Financial risk management
Bank borrowings	234,683	50,683
Lease financing arrangement	88,719	37,777
Lease liabilities	31,699	28,401
Non-derivative financial liabilities	355,101	116,861
Over 5 years
Financial risk management
Bank borrowings	333,825
Lease financing arrangement	108,523	120,151
Non-derivative financial liabilities	$ 442,348	$ 120,151